Long-Term Investments (Tables)	12 Months Ended
Sep. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of long-term investments
	2020	2019
Huashang Micro Finance Co.	$5,596,795	$5,316,395
Longwan Rural Commercial Bank	6,625,133	6,293,213
Wenzhou Longlian Development Co., Ltd	1,227,377	1,165,886
Total	$13,449,305	$12,775,494